American Funds Insurance Series® Portfolio SeriesSM Prospectus Supplement January 1, 2020

For the following funds with prospectus dated May 1, 2019, as supplemented to date:

Class 4 shares:	Class P2 shares:
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio
American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio

1. The information under the heading “Portfolio oversight committee” in the “Management” section of the prospectus for each of the fund listed above is amended to read as follows:

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Alan N. Berro Co-President	4 years	Partner – Capital World Investors
Michelle J. Black	Less than 1 year	Partner – Capital Solutions Group
Samir Mathur	Less than 1 year	Partner – Capital Solutions Group
Wesley K. Phoa	4 years	Partner – Capital Solutions Group
John R. Queen	Less than 1 year	Partner – Capital Fixed Income Investors
William L. Robbins	Less than 1 year	Partner – Capital International Investors
Andrew B. Suzman	4 years	Partner – Capital World Investors

2. The information under the heading “Portfolio management for the funds” in the “Management and organization” section of the prospectus is amended to read as follows:

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. For each of the funds, the Portfolio Solutions Committee develops the allocation approach and selects the underlying funds. The table below shows the investment experience and role in management for each of the members of the Portfolio Solutions Committee.

Investment professional	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro	Investment professional for 33 years in total; 28 years with Capital Research and Management Company or affiliate	4 years	Serves as a member of the Portfolio Solutions Committee
Michelle J. Black	Investment professional for 25 years in total; 18 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Samir Mathur	Investment professional for 27 years in total; 7 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Wesley K. Phoa	Investment professional for 25 years in total; 20 years with Capital Research and Management Company or affiliate	4 years	Serves as a member of the Portfolio Solutions Committee
John R. Queen	Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
William L. Robbins	Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Less than 1 year	Serves as a member of the Portfolio Solutions Committee
Andrew B. Suzman	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	4 years	Serves as a member of the Portfolio Solutions Committee

Keep this supplement with your prospectus.

Lit. No. INS2BS-001-0120P Printed in USA CGD/8024-S75929

American Funds Insurance Series®
Portfolio SeriesSM

Statement of Additional

Information Supplement

January 1, 2020

(for Class 1, Class1A, Class2, Class 4, Class P1 and
Class P2 shares statement of additional information dated
May 1, 2019, as supplemented to date)

1. The first paragraph under the heading “Compensation of investment professionals” in the “Management of the Series” section is amended to read as follows.

Compensation of investment professionals — The fund is managed by a Portfolio Solutions Committee consisting of investment professionals employed by Capital Research and Management Company. The investment professionals serving on the Portfolio Solutions Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service on the Portfolio Solutions Committee and service as a portfolio manager to an underlying fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

2. The table under the heading “Investment professional fund holdings and management of other accounts” in the “Management of the Series” section is amended to read as follows. Footnotes in the statement of additional information remain unchanged.

The following tables reflect information as of December 31, 2018:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
American Funds Global Growth Portfolio
Alan N. Berro	25	$408.3	None		None
Michelle J. Black[3]	17	$200.2	None		None
Samir Mathur[3]	17	$200.2	None		None
Wesley K. Phoa	17	$151.9	1	$0.10	3	$3.20
John R. Queen[3]	19	$235.7	1	$0.05	43	$0.50
Williams L. Robbins[3]	20	$143.2	1	$0.05	1,242	$13.40
Andrew B. Suzman	21	$405.5	None		None
American Funds Global Growth and Income Portfolio
Alan N. Berro	25	$408.1	None		None
Michelle J. Black[3]	17	$200.1	None		None
Samir Mathur[3]	17	$200.1	None		None
Wesley K. Phoa	17	$151.7	1	$0.10	3	$3.20
John R. Queen[3]	19	$235.6	1	$0.05	43	$0.50
Williams L. Robbins[3]	20	$143.1	1	$0.05	1,242	$13.40
Andrew B. Suzman	21	$405.3	None		None

American Funds Managed Risk Growth Portfolio
Alan N. Berro	25	$407.2	None		None
Michelle J. Black[3]	17	$198.9	None		None
Samir Mathur[3]	17	$198.9	None		None
Wesley K. Phoa	17	$150.8	1	$0.10	3	$3.20
John R. Queen[3]	19	$234.4	1	$0.05	43	$0.50
Williams L. Robbins[3]	20	$141.9	1	$0.05	1,242	$13.40
Andrew B. Suzman	21	$404.4	None		None
American Funds Managed Risk Growth and Income Portfolio
Alan N. Berro	25	$407.3	None		None
Michelle J. Black[3]	17	$199.1	None		None
Samir Mathur[3]	17	$199.1	None		None
Wesley K. Phoa	17	$150.9	1	$0.10	3	$3.20
John R. Queen[3]	19	$234.6	1	$0.05	43	$0.50
Williams L. Robbins[3]	20	$142.1	1	$0.05	1,242	$13.40
Andrew B. Suzman	21	$404.5	None		None
American Funds Managed Risk Global Allocation Portfolio
Alan N. Berro	25	$408.0	None		None
Michelle J. Black[3]	17	$199.9	None		None
Samir Mathur[3]	17	$199.9	None		None
Wesley K. Phoa	17	$151.6	1	$0.10	3	$3.20
John R. Queen[3]	19	$235.4	1	$0.05	43	$0.50
Williams L. Robbins[3]	20	$142.9	1	$0.05	1,242	$13.40
Andrew B. Suzman	21	$405.2	None		None
[3]	Information is as of October 31, 2019.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-011-0120O CGD/8024-S75930